COLLEGE RETIREMENT EQUITIES FUND
(CREF)

SUPPLEMENT NO. 2

dated September 5, 2008

to the May 1, 2008 Statement of Additional Information (SAI)

CHANGES TO CREDIT FACILITY

CREF recently renegotiated the terms of its unsecured revolving credit facility. Accordingly, the following sentence hereby replaces in its entirety the first sentence under “Liquidity Facility — Borrowing and Lending Among Affiliates” on page B-8 in the SAI:

“Certain Accounts participate in an unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, funding of participant redemptions that otherwise might require the untimely disposition of securities.”

CHANGES TO OFFICERS

Effective August 30, 2008, Gary Chinery will no longer serve as Vice President and Treasurer of CREF. In addition, effective August 30, 2008, the Board of Trustees appointed Phillip G. Goff as Treasurer of CREF. Also, certain biographical information for Maliz Beams, Scott Evans, Georganne Proctor, Bertram Scott and Edward Van Dolsen has been updated. Accordingly, all references to Gary Chinery as Vice President and Treasurer of CREF should be removed from, the following information regarding Mr. Goff should be added to, and the following information hereby replaces in its entirety the biographical information for Ms. Beams, Mr. Evans, Ms. Proctor and Messrs. Scott and Van Dolsen contained in the list of officers on pages B-23 through B-24 in the SAI:

Name,	Position(s)	Term of Office
Address and	Held with	and Length of
Date of Birth	CREF	Time Served	Principal Occupation(s) During Past 5 Years
Mary (Maliz) E. Beams	Executive	One-year term.	Executive Vice President of Client Services of TIAA and of TIAA-CREF
TIAA-CREF	Vice President	Executive Vice	Institutional Mutual Funds, CREF, TIAA-CREF Life Funds and TIAA Separate
730 Third Avenue		President since	Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since August
New York, NY 10017-3206		September 2007.	2008); Executive Vice President of Individual Client Services of TIAA and
DOB: 3/29/56			the TIAA-CREF Fund Complex (2007-2008); President and Chief Execu-
tive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”)
(since July 2007); and Senior Managing Director and Head of Wealth
Management Group, TIAA (since 2004). Formerly, Partner, Spyglass
Investments (2002-2003); Partner and Managing Director, President of
Global Business Development for the Mutual Fund Group and Head of
International Mutual Fund and Offshore Businesses of Zurich Scudder
Investments; and Head of U.S. Scudder Direct Retail Business and Chief
Executive Officer of Scudder Brokerage (1997-2003).
Scott C. Evans	Executive	One-year term.	Principal Executive Officer and President of TIAA-CREF Institutional Mutual
TIAA-CREF	Vice President	Executive Vice	Funds and TIAA-CREF Life Funds (since 2007); Executive Vice President
730 Third Avenue		President since	(since 1999) of TIAA, CREF and TIAA Separate Account VA-1 and Head of
New York, NY 10017-3206		1999.	Asset Management (since 2006) of TIAA; Director of TPIS (since 2006)
DOB: 5/11/59			and Advisors (since 2004); President and Chief Executive Officer of
Investment Management and Advisors, and Manager of Investment
Management (since 2004); and Executive Vice President and Head of
Asset Management of the TIAA-CREF Mutual Funds (2006-2007). For-
merly, Manager of TIAA Realty Capital Management, LLC (2004-2006);
and Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF
Fund Complex (2003-2005).

Name,	Position(s)	Term of Office
Address and	Held with	and Length of
Date of Birth	CREF	Time Served	Principal Occupation(s) During Past 5 Years
Phillip G. Goff	Treasurer	One-year term.	Treasurer of CREF and TIAA Separate Account VA-1 (since August 2008);
TIAA-CREF		Treasurer since	and Principal Financial Officer, Principal Accounting Officer and Treasurer
730 Third Avenue		August 2008.	of the TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds
New York, NY 10017-3206			(since 2007). Formerly, Chief Financial Officer, Van Kampen Funds
DOB: 11/22/63			(2005-2006); and Vice President and Chief Financial Officer, Enterprise
Capital Management and the Enterprise Group of Funds (1995-2005).
Georganne C. Proctor	Executive	One-year term.	Executive Vice President and Chief Financial Officer of TIAA, CREF and
TIAA-CREF	Vice President	Executive Vice	TIAA Separate Account VA-1 (since 2006); Manager and Executive Vice
730 Third Avenue	and Chief	President and	President of TCIM; and Director and Executive Vice President of Advisors.
New York, NY 10017-3206	Financial Officer	Chief Financial	Formerly, Executive Vice President and Chief Financial Officer of TIAA-
DOB: 10/25/56		Officer since 2006.	CREF Institutional Mutual Funds and TIAA-CREF Life Funds (2006-
2/2007); Executive Vice President, Finance, Golden West Financial
Corporation (2002-2006); and Senior Vice President, Chief Financial
Officer and Director, Bechtel Group, Inc. (1999-2002).
Bertram L. Scott	Executive	One-year term.	Executive Vice President, Institutional Development and Sales of TIAA and
TIAA-CREF	Vice President	Executive Vice	the TIAA-CREF Fund Complex (since August 2008); Executive Vice
730 Third Avenue		President since	President, Strategy Implementation and Policy of TIAA and the TIAA-CREF
New York, NY 10017-3206		2000.	Fund Complex (2006-2008); and Director and President of TIAA-CREF
DOB: 3/26/51			Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product
Management of TIAA and the TIAA-CREF Fund Complex (2000-2005);
and President and Chief Executive Officer, Horizon Mercy (1996-2000).
Edward D. Van Dolsen	Executive	One-year term.	Executive Vice President, Product Development and Management of TIAA
TIAA-CREF	Vice President	Executive Vice	(since August 2008); Executive Vice President, Institutional Client
730 Third Avenue		President since	Services (2006-2008); Director of Tuition Financing and Manager of
New York, NY 10017-3206		2006.	Services (April 2006); and President and CEO, TIAA-CREF Redwood, LLC
DOB: 4/21/58			(September 2006). Formerly, Senior Vice President, Pension Products
(2003-2006) and Vice President, Support Services (1998–2003) of TIAA
and the TIAA-CREF Fund Complex.

CHANGES TO BOARD COMMITTEES

Effective July 1, 2008, members of several of the standing committees of the Board of Trustees changed. Accordingly, the following sentence hereby replaces in its entirety the next to last sentence of paragraph number “(1)” under “Board Committees” on page B-26 in the SAI:

“The current members of the Audit and Compliance Committee are Mr. Sloan (chair), Mr. Berkeley, Ms. Eckl and Prof. Poterba.”

The following sentence hereby replaces in its entirety the last sentence of paragraph number “(2)” under “Board Committees” on page B-26 in the SAI:

“The current members of the Investment Committee are Dr. Flood (chair), Mr. Berkley, Dr. Jacob, Ms. Macaskill, Prof. Poterba and Mr. Sloan.”

The following sentence hereby replaces in its entirety the last sentence of paragraph number “(5)” under “Board Committees” on page B-26 in the SAI:

“The current members of the Nominating and Governance Committee are Dr. Jacob (chair), Ms. Eckl, Mr. Sloan and Dr. Starks.”

The following sentence hereby replaces in its entirety the last sentence of paragraph number “(6)” under “Board Committees” on page B-26 in the SAI:

“The current members of the Operations Committee are Prof. Jackson (chair), Dr. Flood, Mr. Forrester, Dr. Jacob, Ms. Macaskill and Dr. Starks.”

PORTFOLIO MANAGER CHANGES

The portfolio management teams of the Bond Market, Inflation-Linked Bond and Social Choice Accounts have changed. Therefore, the following information on the portfolio management teams for the Bond Market and Inflation-Linked Bond Accounts should replace the existing disclosure for these Accounts in its entirety within each Account’s section under “Additional Information Regarding Portfolio Managers” on page B-28 in the SAI:

	Number of Other		Total Assets In Accounts
	Accounts Managed		Managed (millions)
	Registered	Other Pooled	Registered	Other Pooled	Dollar Range of
	Investment	Investment	Investment	Investment	Equity Securities
Name of Portfolio Manager	Companies	Vehicles	Companies	Vehicles	Owned in Fund
BOND MARKET ACCOUNT
Elizabeth (Lisa) D. Black, CFA	5 †	0 †	$14,534 *	$ 0 *	$10,001-$50,000	*
John M. Cerra	5	2	$ 2,675	$121	$10,001-$50,000
INFLATION-LINKED BOND ACCOUNT
John M. Cerra	6 †	2 †	$18,397 *	$121 *	$0	*

† The information presented is as of August 13, 2008.
* The information presented is as of June 30, 2008.

Additionally, Lisa Black has been added to the portfolio management team of the Social Choice Account. Accordingly, the following information should be added to the Account’s section under “Additional Information Regarding Portfolio Managers” on page B-28 in the SAI:

	Number of Other		Total Assets In Accounts
	Accounts Managed		Managed (millions)
	Registered	Other Pooled	Registered	Other Pooled	Dollar Range of
	Investment	Investment	Investment	Investment	Equity Securities
Name of Portfolio Manager	Companies	Vehicles	Companies	Vehicles	Owned in Fund
SOCIAL CHOICE ACCOUNT
Elizabeth (Lisa) D. Black, CFA	5 †	0 †	$14,534 *	$0 *	$100,001-$500,000	*

† The information presented is as of August 13, 2008.
* The information presented is as of June 30, 2008.

A11669 (9/08)